Schedule of Investments (unaudited)
April 30, 2025
iShares® MSCI EAFE ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 6.7%
ANZ Group Holdings Ltd.	10,087,835	$192,902,164
APA Group	4,371,366	23,002,012
Aristocrat Leisure Ltd.	1,911,480	81,637,492
ASX Ltd.	656,885	29,745,013
BHP Group Ltd.	17,177,847	409,410,822
BlueScope Steel Ltd.	1,483,290	22,718,752
Brambles Ltd.	4,673,808	61,421,582
CAR Group Ltd.	1,274,843	27,210,632
Cochlear Ltd.	221,162	38,732,231
Coles Group Ltd.	4,537,637	61,620,228
Commonwealth Bank of Australia	5,665,553	603,886,144
Computershare Ltd.	1,781,962	46,565,168
CSL Ltd.	1,639,292	263,127,570
Fortescue Ltd.	5,734,479	59,223,903
Goodman Group	6,876,040	131,633,779
GPT Group (The)	6,409,565	19,000,212
Insurance Australia Group Ltd.	8,007,830	42,060,879
James Hardie Industries PLC(a)(b)	1,455,177	34,156,195
Lottery Corp. Ltd. (The)	7,513,262	25,038,148
Macquarie Group Ltd.	1,225,836	151,482,715
Medibank Pvt Ltd.	9,300,307	27,665,851
National Australia Bank Ltd.	10,411,621	240,411,657
Northern Star Resources Ltd.	4,598,334	56,484,442
Origin Energy Ltd.	5,844,645	39,837,130
Pro Medicus Ltd.	193,998	28,445,989
Qantas Airways Ltd.	2,905,751	16,428,883
QBE Insurance Group Ltd.	5,079,234	70,194,615
REA Group Ltd.	178,370	28,339,380
Reece Ltd.	756,452	7,628,276
Rio Tinto Ltd.	1,256,774	94,028,345
Santos Ltd.	10,995,561	42,270,927
Scentre Group	17,610,877	40,799,889
SGH Ltd.	679,978	22,238,452
Sonic Healthcare Ltd.	1,540,477	25,721,284
South32 Ltd.	15,247,284	26,275,570
Stockland	8,057,317	28,315,310
Suncorp Group Ltd.	3,660,209	47,597,668
Telstra Group Ltd.	13,669,541	39,451,609
Transurban Group	10,508,859	94,699,248
Treasury Wine Estates Ltd.	2,740,165	15,662,748
Vicinity Ltd.	12,887,240	19,490,048
Washington H Soul Pattinson & Co. Ltd.	807,018	19,209,106
Wesfarmers Ltd.	3,841,828	192,461,170
Westpac Banking Corp.	11,621,648	243,882,147
WiseTech Global Ltd.	622,804	35,414,459
Woodside Energy Group Ltd.	6,428,327	83,794,093
Woolworths Group Ltd.	4,135,767	83,470,670
Xero Ltd.(a)	492,572	51,874,270
		4,046,668,877
Austria — 0.2%
Erste Group Bank AG	1,042,362	70,590,432
OMV AG	497,108	25,702,278
Verbund AG	227,575	17,489,360
		113,782,070
Belgium — 1.0%
Ageas SA	531,058	33,305,958
Anheuser-Busch InBev SA	3,042,357	200,518,564
Argenx SE(a)	204,387	132,125,822
D'ieteren Group	70,393	14,057,543
Groupe Bruxelles Lambert NV	293,053	24,175,146
KBC Group NV	777,567	71,698,487
Lotus Bakeries NV	1,344	12,922,658
Sofina SA	50,297	14,052,589
Syensqo SA	247,064	17,673,177
UCB SA	427,355	78,350,888
		598,880,832
Security	Shares	Value
China — 0.0%
Wharf Holdings Ltd. (The)	3,620,168	$9,093,497
Denmark — 2.3%
AP Moller - Maersk A/S, Class A	9,912	16,940,205
AP Moller - Maersk A/S, Class B, NVS(b)	15,368	26,461,919
Carlsberg A/S, Class B	323,108	44,024,641
Coloplast A/S, Class B	427,063	48,327,752
Danske Bank A/S	2,335,420	81,944,178
Demant A/S(a)	330,540	12,037,234
DSV A/S	691,966	146,668,910
Genmab A/S(a)	213,229	45,212,780
Novo Nordisk A/S, Class B	10,903,629	729,033,112
Novonesis (Novozymes) B, Class B	1,191,080	77,369,371
Orsted A/S(a)(c)	562,701	22,391,541
Pandora A/S	277,673	41,335,199
Rockwool A/S, Class B	317,746	14,505,156
Tryg A/S	1,143,637	27,284,829
Vestas Wind Systems A/S	3,419,599	45,590,776
Zealand Pharma A/S(a)	213,717	15,115,370
		1,394,242,973
Finland — 0.8%
Elisa OYJ	471,632	25,160,634
Fortum OYJ	1,498,991	25,132,913
Kesko OYJ, Class B	922,037	21,168,882
Kone OYJ, Class B	1,147,406	71,060,930
Metso OYJ	2,182,757	23,717,191
Neste OYJ	1,414,500	14,673,080
Nokia OYJ	18,029,961	90,134,895
Orion OYJ, Class B	366,941	22,974,737
Sampo OYJ, Class A	8,386,272	84,018,745
Stora Enso OYJ, Class R	1,945,415	18,069,768
UPM-Kymmene OYJ	1,806,997	47,860,304
Wartsila OYJ Abp	1,684,778	31,128,516
		475,100,595
France — 11.3%
Accor SA	652,086	32,129,833
Aeroports de Paris SA	115,055	14,387,252
Air Liquide SA	1,957,753	402,275,522
Airbus SE	2,011,770	341,378,261
Alstom SA(a)	1,168,667	28,222,329
Amundi SA(c)	209,597	16,556,317
ArcelorMittal SA	1,590,225	47,025,705
Arkema SA	199,339	15,154,841
AXA SA	5,998,777	283,717,520
BioMerieux	138,653	18,715,429
BNP Paribas SA	3,445,644	291,947,612
Bollore SE	2,357,680	14,583,245
Bouygues SA	651,194	28,623,429
Bureau Veritas SA	1,074,221	34,099,056
Capgemini SE	521,255	83,219,598
Carrefour SA	1,836,784	28,330,026
Cie de Saint-Gobain SA	1,520,673	165,324,513
Cie Generale des Etablissements Michelin SCA	2,271,490	83,058,715
Covivio SA/France	186,717	10,470,134
Credit Agricole SA	3,603,859	67,596,090
Danone SA	2,185,720	188,073,380
Dassault Aviation SA	66,807	24,088,372
Dassault Systemes SE	2,265,889	84,916,772
Edenred SE	832,166	25,952,725
Eiffage SA	241,033	32,798,022
Engie SA	6,183,973	127,812,414
EssilorLuxottica SA	1,006,817	290,117,325
Eurazeo SE	151,800	11,099,549
Eurofins Scientific SE	456,098	28,782,679
Euronext NV(c)	265,180	44,324,089
Gecina SA	153,162	15,723,398
Getlink SE	1,004,084	19,065,763
Hermes International SCA	107,225	294,888,045
Ipsen SA	125,309	14,573,823

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
France (continued)
Kering SA	252,069	$51,284,105
Klepierre SA	726,417	26,589,157
La Francaise des Jeux SAEM(c)	349,706	12,464,969
Legrand SA	887,919	97,582,133
L'Oreal SA	814,037	359,694,990
LVMH Moet Hennessy Louis Vuitton SE	931,668	516,078,223
Orange SA	6,304,578	91,467,087
Pernod Ricard SA	683,332	74,070,086
Publicis Groupe SA	773,771	78,728,869
Renault SA	648,846	34,460,978
Rexel SA	748,468	20,795,155
Safran SA	1,219,117	324,430,989
Sanofi SA	3,848,776	421,024,647
Sartorius Stedim Biotech	98,597	23,267,996
Schneider Electric SE	1,851,411	432,574,311
Societe Generale SA	2,438,720	127,152,349
Sodexo SA	293,907	18,656,278
STMicroelectronics NV	2,294,518	52,161,529
Teleperformance SE	192,293	21,085,896
Thales SA	313,780	87,896,783
TotalEnergies SE	7,305,801	416,103,351
Unibail-Rodamco-Westfield, New	410,537	34,754,028
Veolia Environnement SA	2,382,362	87,013,546
Vinci SA	1,671,374	234,773,423
		6,853,142,661
Germany — 9.9%
adidas AG	578,954	133,212,415
Allianz SE, Registered	1,307,395	540,708,117
BASF SE	3,021,812	154,322,313
Bayer AG, Registered	3,327,304	87,199,271
Bayerische Motoren Werke AG	981,552	83,252,763
Beiersdorf AG	335,908	47,328,757
Brenntag SE	413,954	27,645,442
Commerzbank AG(b)	3,208,899	84,931,651
Continental AG	371,575	29,047,743
Covestro AG, NVS(a)	631,418	42,488,951
CTS Eventim AG & Co. KGaA	210,813	24,978,595
Daimler Truck Holding AG	1,608,748	64,633,828
Delivery Hero SE, Class A(a)(c)	637,516	18,017,819
Deutsche Bank AG, Registered	6,266,415	164,307,542
Deutsche Boerse AG	637,522	205,341,916
Deutsche Lufthansa AG, Registered	2,028,447	14,575,695
Deutsche Post AG, Registered	3,250,298	138,878,723
Deutsche Telekom AG, Registered	11,817,477	424,454,634
E.ON SE	7,601,435	132,945,988
Evonik Industries AG	866,110	19,463,957
Fresenius Medical Care AG	695,737	35,396,018
Fresenius SE & Co. KGaA(a)	1,430,320	67,935,787
GEA Group AG	525,454	34,280,454
Hannover Rueck SE	204,170	65,538,485
Heidelberg Materials AG	462,339	92,427,796
Henkel AG & Co. KGaA	352,526	24,881,331
Infineon Technologies AG	4,421,487	146,453,116
Knorr-Bremse AG	245,080	24,306,235
LEG Immobilien SE	251,494	21,318,942
Mercedes-Benz Group AG	2,445,078	146,188,303
Merck KGaA	437,621	60,925,633
MTU Aero Engines AG	182,265	63,082,918
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	452,048	309,476,348
Nemetschek SE	195,096	25,925,284
Puma SE	350,954	9,061,930
Qiagen NV	728,119	31,247,720
Rational AG	17,013	14,597,734
Rheinmetall AG	147,473	251,154,224
RWE AG	2,140,758	83,134,511
SAP SE	3,535,291	1,034,386,246
Scout24 SE(c)	253,253	30,181,871
Siemens AG, Registered	2,573,035	592,470,696
Security	Shares	Value
Germany (continued)
Siemens Energy AG(a)	2,164,974	$167,100,624
Siemens Healthineers AG(c)	954,876	51,474,835
Symrise AG, Class A	449,623	51,855,671
Talanx AG(a)	218,640	25,092,902
Vonovia SE	2,503,174	83,030,520
Zalando SE(a)(c)	757,792	27,671,742
		6,008,333,996
Hong Kong — 1.8%
AIA Group Ltd.	36,539,800	273,789,495
BOC Hong Kong Holdings Ltd.	12,543,000	52,033,132
CK Asset Holdings Ltd.	6,495,684	26,537,223
CK Hutchison Holdings Ltd.	9,081,184	51,209,502
CK Infrastructure Holdings Ltd.(b)	2,145,792	14,461,888
CLP Holdings Ltd.	5,561,500	47,420,910
Futu Holdings Ltd., ADR	190,738	17,607,025
Galaxy Entertainment Group Ltd.	7,309,000	26,397,162
Hang Seng Bank Ltd.	2,552,900	35,635,377
Henderson Land Development Co. Ltd.	4,906,764	13,915,285
HKT Trust & HKT Ltd., Class SS	12,835,440	18,264,565
Hong Kong & China Gas Co. Ltd.	37,937,513	34,135,172
Hong Kong Exchanges & Clearing Ltd.	3,979,400	173,858,731
Hongkong Land Holdings Ltd.	3,732,200	18,265,387
Jardine Matheson Holdings Ltd.	541,700	24,070,470
Link REIT	8,820,729	41,297,376
MTR Corp. Ltd.(b)	5,258,500	18,154,057
Power Assets Holdings Ltd.(b)	4,690,000	31,015,890
Sands China Ltd.(a)	8,207,200	14,698,676
Sino Land Co. Ltd.	13,692,000	14,071,270
SITC International Holdings Co. Ltd.	4,448,000	12,302,027
Sun Hung Kai Properties Ltd.	4,908,000	46,559,308
Swire Pacific Ltd., Class A	1,545,000	13,360,635
Techtronic Industries Co. Ltd.	4,657,533	46,873,327
WH Group Ltd.(c)	28,315,500	25,319,926
Wharf Real Estate Investment Co. Ltd.	5,654,912	13,524,002
		1,104,777,818
Ireland — 0.3%
AIB Group PLC	7,094,780	47,684,445
Bank of Ireland Group PLC	3,466,656	40,703,590
Kerry Group PLC, Class A	511,246	54,121,388
Kingspan Group PLC	522,521	44,092,631
		186,602,054
Israel — 0.9%
Azrieli Group Ltd.	143,455	10,444,151
Bank Hapoalim BM	4,262,224	62,520,820
Bank Leumi Le-Israel BM	5,087,441	72,246,894
Check Point Software Technologies Ltd.(a)	297,411	65,299,559
CyberArk Software Ltd.(a)	158,552	55,835,672
Elbit Systems Ltd.	90,532	34,807,747
Global-e Online Ltd.(a)	338,647	12,160,814
ICL Group Ltd.	2,571,615	17,166,621
Isracard Ltd.	1	3
Israel Discount Bank Ltd., Class A	4,163,787	31,101,333
Mizrahi Tefahot Bank Ltd.	523,685	26,518,093
Monday.com Ltd.(a)	126,666	35,591,879
Nice Ltd.(a)	212,973	33,271,487
Nova Ltd.(a)	98,870	19,089,117
Teva Pharmaceutical Industries Ltd., ADR(a)	3,794,456	58,852,013
Wix.com Ltd.(a)	180,503	30,611,504
		565,517,707
Italy — 3.1%
Amplifon SpA	417,566	7,991,773
Banco BPM SpA	4,360,710	48,676,502
BPER Banca SpA	3,329,294	27,040,805
Davide Campari-Milano NV(b)	2,059,701	13,821,085
DiaSorin SpA	79,821	9,121,681
Enel SpA	27,536,200	238,710,579
Eni SpA	7,228,152	103,518,254
Ferrari NV	426,756	195,360,682

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Italy (continued)
FinecoBank Banca Fineco SpA	2,063,139	$41,285,320
Generali	3,178,665	116,173,008
Infrastrutture Wireless Italiane SpA(c)	1,130,525	13,500,890
Intesa Sanpaolo SpA	51,234,436	273,504,022
Leonardo SpA	1,365,556	70,992,966
Mediobanca Banca di Credito Finanziario SpA	1,686,049	34,486,481
Moncler SpA	790,891	48,814,482
Nexi SpA(a)(c)	1,721,826	10,057,287
Poste Italiane SpA(c)	1,529,206	31,038,598
Prysmian SpA	951,413	52,263,219
Recordati Industria Chimica e Farmaceutica SpA	388,367	22,916,884
Snam SpA	6,817,105	39,126,634
Stellantis NV	6,864,186	63,874,187
Telecom Italia SpA/Milano(a)(b)	33,534,725	13,280,903
Tenaris SA, NVS	1,395,246	23,265,640
Terna - Rete Elettrica Nazionale	4,763,956	47,371,866
UniCredit SpA	4,727,209	275,033,083
Unipol Gruppo SpA	1,320,319	23,682,179
		1,844,909,010
Japan — 21.7%
Advantest Corp.	2,593,800	108,514,054
Aeon Co. Ltd.	2,214,100	65,473,535
AGC Inc.	660,800	20,631,425
Aisin Corp.	1,773,600	22,527,054
Ajinomoto Co. Inc.	3,109,800	63,608,079
ANA Holdings Inc.	540,600	10,384,616
Asahi Group Holdings Ltd.	4,892,300	67,622,784
Asahi Kasei Corp.	4,238,600	29,537,705
Asics Corp.	2,182,300	46,906,451
Astellas Pharma Inc.	6,128,350	61,370,186
Bandai Namco Holdings Inc.	2,007,500	69,765,676
Bridgestone Corp.	1,932,900	80,824,507
Canon Inc.	3,161,000	97,547,592
Capcom Co. Ltd.	1,168,900	33,840,248
Central Japan Railway Co.	2,617,500	55,082,289
Chiba Bank Ltd. (The)	1,910,900	16,990,727
Chubu Electric Power Co. Inc.	2,176,100	28,257,356
Chugai Pharmaceutical Co. Ltd.	2,273,700	130,986,744
Concordia Financial Group Ltd.	3,549,600	22,958,650
Dai Nippon Printing Co. Ltd.	1,398,200	19,489,128
Daifuku Co. Ltd.	1,091,000	28,861,821
Dai-ichi Life Holdings Inc.	12,258,108	88,509,012
Daiichi Sankyo Co. Ltd.	5,932,585	151,759,142
Daikin Industries Ltd.	893,300	101,767,617
Daito Trust Construction Co. Ltd.	198,700	22,122,666
Daiwa House Industry Co. Ltd.	1,894,400	68,544,929
Daiwa Securities Group Inc.	4,519,500	29,719,888
Denso Corp.	6,406,300	82,717,692
Dentsu Group Inc.	673,000	14,110,197
Disco Corp.	312,000	60,365,595
East Japan Railway Co.	3,072,500	66,602,189
Eisai Co. Ltd.	886,300	25,617,584
ENEOS Holdings Inc.	9,242,650	44,496,228
FANUC Corp.	3,201,500	81,252,981
Fast Retailing Co. Ltd.	646,200	212,564,112
Fuji Electric Co. Ltd.	454,300	20,201,233
FUJIFILM Holdings Corp.	3,784,000	77,505,289
Fujikura Ltd.	848,500	31,570,033
Fujitsu Ltd.	5,960,300	132,410,768
Hankyu Hanshin Holdings Inc.	765,900	21,845,135
Hikari Tsushin Inc.	60,100	16,670,389
Hitachi Ltd.	15,697,500	387,971,756
Honda Motor Co. Ltd.	15,195,000	154,605,170
Hoshizaki Corp.	366,400	15,577,900
Hoya Corp.	1,179,300	138,763,611
Hulic Co. Ltd.	1,543,000	16,135,001
Idemitsu Kosan Co. Ltd.	3,065,915	18,999,512
Inpex Corp.	2,984,343	37,332,614
Isuzu Motors Ltd.	1,904,200	25,608,507
Security	Shares	Value
Japan (continued)
ITOCHU Corp.	4,024,300	$205,814,515
Japan Airlines Co. Ltd.	486,500	8,814,118
Japan Exchange Group Inc.	3,369,300	37,486,029
Japan Post Bank Co. Ltd.	6,117,800	62,902,873
Japan Post Holdings Co. Ltd.	6,496,400	63,146,715
Japan Post Insurance Co. Ltd.	635,200	12,769,525
Japan Tobacco Inc.	4,062,500	125,157,650
JFE Holdings Inc.	1,943,875	22,638,403
Kajima Corp.	1,337,400	31,933,958
Kansai Electric Power Co. Inc. (The)	3,216,400	39,627,451
Kao Corp.	1,577,200	67,538,110
Kawasaki Kisen Kaisha Ltd.	1,334,400	18,300,368
KDDI Corp.	10,389,000	184,130,559
Keyence Corp.	658,892	275,477,150
Kikkoman Corp.	2,291,800	22,434,824
Kirin Holdings Co. Ltd.	2,630,500	39,790,733
Kobe Bussan Co. Ltd.	508,200	15,530,656
Komatsu Ltd.	3,058,600	88,453,381
Konami Group Corp.	340,700	48,657,385
Kubota Corp.	3,312,400	38,491,376
Kyocera Corp.	4,342,100	51,461,386
Kyowa Kirin Co. Ltd.	799,200	12,479,192
Lasertec Corp.	270,000	25,101,988
LY Corp.	9,691,222	36,652,400
M3 Inc.(a)	1,492,100	18,699,875
Makita Corp.	803,700	23,503,442
Marubeni Corp.	4,779,500	84,734,113
MatsukiyoCocokara & Co.	1,138,000	20,889,837
MEIJI Holdings Co. Ltd.	809,408	19,900,787
Minebea Mitsumi Inc.	1,226,100	17,969,750
Mitsubishi Chemical Group Corp.	4,539,000	22,066,601
Mitsubishi Corp.	11,575,400	219,777,254
Mitsubishi Electric Corp.	6,439,200	124,568,861
Mitsubishi Estate Co. Ltd.	3,613,100	63,467,625
Mitsubishi HC Capital Inc.	2,946,600	20,844,651
Mitsubishi Heavy Industries Ltd.	10,850,700	213,898,124
Mitsubishi UFJ Financial Group Inc.	38,813,180	489,011,964
Mitsui & Co. Ltd.	8,545,200	172,793,517
Mitsui Fudosan Co. Ltd.	8,948,900	88,689,386
Mitsui OSK Lines Ltd.	1,166,100	38,835,586
Mizuho Financial Group Inc.	8,166,916	204,194,231
MonotaRO Co. Ltd.	847,000	16,290,239
MS&AD Insurance Group Holdings Inc.	4,355,864	99,007,906
Murata Manufacturing Co. Ltd.	5,650,000	80,493,058
NEC Corp.	4,142,800	100,847,428
Nexon Co. Ltd.	1,140,200	17,889,366
Nidec Corp.	2,826,700	50,234,193
Nintendo Co. Ltd.	3,737,000	310,245,707
Nippon Building Fund Inc.	25,892	24,033,195
Nippon Paint Holdings Co. Ltd.	3,203,000	24,402,911
Nippon Sanso Holdings Corp.	579,400	18,542,679
Nippon Steel Corp.	3,274,835	68,927,764
Nippon Telegraph & Telephone Corp.	101,172,700	105,753,442
Nippon Yusen KK	1,482,900	48,450,645
Nissan Motor Co. Ltd.(a)	7,902,000	18,811,727
Nissin Foods Holdings Co. Ltd.	665,200	14,666,871
Nitori Holdings Co. Ltd.	270,400	32,173,472
Nitto Denko Corp.	2,393,100	42,063,068
Nomura Holdings Inc.	10,176,100	56,717,112
Nomura Research Institute Ltd.	1,279,171	48,438,918
NTT Data Group Corp.	2,137,055	42,442,744
Obayashi Corp.	2,193,700	34,035,638
Obic Co. Ltd.	1,095,800	38,365,592
Olympus Corp.	3,788,200	49,636,751
Omron Corp.	586,200	17,401,310
Ono Pharmaceutical Co. Ltd.	1,253,800	14,432,401
Oracle Corp./Japan	129,700	15,592,718
Oriental Land Co. Ltd./Japan	3,657,400	77,461,887
ORIX Corp.	3,908,000	78,394,594

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Osaka Gas Co. Ltd.	1,228,000	$31,139,696
Otsuka Corp.	769,900	17,075,657
Otsuka Holdings Co. Ltd.	1,494,700	72,867,778
Pan Pacific International Holdings Corp.	1,290,100	39,718,866
Panasonic Holdings Corp.	7,894,668	90,519,967
Rakuten Group Inc.(a)	5,094,200	30,037,074
Recruit Holdings Co. Ltd.	4,747,700	263,094,993
Renesas Electronics Corp.	5,700,100	66,892,144
Resona Holdings Inc.	7,080,300	56,796,699
Ricoh Co. Ltd.	1,836,300	19,314,408
SBI Holdings Inc.	923,780	24,290,305
SCREEN Holdings Co. Ltd.	275,000	18,286,678
SCSK Corp.	527,000	13,783,908
Secom Co. Ltd.	1,421,700	52,276,519
Seiko Epson Corp.	962,600	13,354,220
Sekisui Chemical Co. Ltd.	1,268,000	22,156,929
Sekisui House Ltd.	2,020,500	46,451,694
Seven & i Holdings Co. Ltd.	7,495,440	110,337,525
SG Holdings Co. Ltd.	1,082,100	11,394,132
Shimadzu Corp.	802,000	20,529,132
Shimano Inc.	256,600	36,151,172
Shin-Etsu Chemical Co. Ltd.	6,048,200	184,055,610
Shionogi & Co. Ltd.	2,559,900	43,007,631
Shiseido Co. Ltd.	1,351,000	22,212,107
SMC Corp.	193,800	62,721,606
SoftBank Corp.	96,888,300	146,615,724
SoftBank Group Corp.	3,234,800	163,582,648
Sompo Holdings Inc.	3,018,150	98,908,082
Sony Group Corp.	20,820,600	549,305,398
Subaru Corp.	2,017,900	36,539,968
Sumitomo Corp.	3,690,500	90,108,624
Sumitomo Electric Industries Ltd.	2,419,400	38,887,977
Sumitomo Metal Mining Co. Ltd.	835,400	18,535,036
Sumitomo Mitsui Financial Group Inc.	12,622,500	301,137,679
Sumitomo Mitsui Trust Group Inc.	2,198,120	54,378,697
Sumitomo Realty & Development Co. Ltd.	1,047,700	39,022,918
Suntory Beverage & Food Ltd.	465,000	16,247,490
Suzuki Motor Corp.	5,321,400	63,769,834
Sysmex Corp.	1,700,600	31,568,496
T&D Holdings Inc.	1,653,300	35,179,915
Taisei Corp.	568,900	30,846,889
Takeda Pharmaceutical Co. Ltd.	5,386,410	162,931,366
TDK Corp.	6,581,600	70,235,164
Terumo Corp.	4,511,600	86,355,278
TIS Inc.	717,500	20,709,327
Toho Co. Ltd./Tokyo	377,400	21,546,319
Tokio Marine Holdings Inc.	6,027,000	241,576,336
Tokyo Electron Ltd.	1,517,000	225,878,749
Tokyo Gas Co. Ltd.	1,185,000	39,369,011
Tokyo Metro Co. Ltd.	981,100	12,431,552
Tokyu Corp.	1,795,900	21,780,766
Toppan Holdings Inc.	806,600	22,643,314
Toray Industries Inc.	4,682,900	29,907,401
Toyota Industries Corp.	551,700	64,700,546
Toyota Motor Corp.	32,084,820	612,801,187
Toyota Tsusho Corp.	2,158,000	42,885,336
Trend Micro Inc./Japan	439,100	31,505,685
Unicharm Corp.	3,775,100	35,052,323
West Japan Railway Co.	1,509,800	31,760,143
Yakult Honsha Co. Ltd.	867,000	17,809,932
Yamaha Motor Co. Ltd.	3,124,600	24,539,775
Yaskawa Electric Corp.	795,300	16,756,403
Yokogawa Electric Corp.	772,200	16,710,521
Zensho Holdings Co. Ltd.	325,700	20,126,085
ZOZO Inc.	1,373,900	13,952,621
		13,117,984,027
Netherlands — 4.4%
ABN AMRO Bank NV, CVA(c)	1,557,222	32,270,070
Adyen NV(a)(c)	74,620	120,751,044
Security	Shares	Value
Netherlands (continued)
Aegon Ltd.	4,510,469	$29,011,086
AerCap Holdings NV	657,870	69,734,220
Akzo Nobel NV	578,321	36,512,024
ASM International NV	158,670	77,555,827
ASML Holding NV	1,333,333	892,588,956
ASR Nederland NV	535,904	33,814,911
BE Semiconductor Industries NV	273,947	29,669,470
Coca-Cola Europacific Partners PLC	701,370	63,642,314
CVC Capital Partners PLC(a)(c)	724,324	12,924,038
DSM-Firmenich AG	629,827	68,420,093
EXOR NV, NVS	332,295	31,373,536
Heineken Holding NV	440,217	34,420,495
Heineken NV	975,344	87,308,080
IMCD NV	199,550	26,536,288
ING Groep NV	10,656,006	206,932,379
InPost SA(a)	753,458	12,727,324
JDE Peet's NV	577,408	13,978,418
Koninklijke Ahold Delhaize NV	3,116,567	127,963,266
Koninklijke KPN NV	13,145,966	61,153,108
Koninklijke Philips NV(a)	2,701,654	68,567,486
NN Group NV	909,339	55,761,026
Prosus NV	4,631,586	217,150,015
Randstad NV	362,952	14,568,786
Universal Music Group NV	2,788,629	82,000,974
Wolters Kluwer NV	807,549	142,580,001
		2,649,915,235
New Zealand — 0.2%
Auckland International Airport Ltd.	5,544,330	24,765,852
Contact Energy Ltd.	2,713,376	14,294,012
Fisher & Paykel Healthcare Corp. Ltd.	1,981,260	39,967,984
Infratil Ltd.	3,078,165	19,293,096
Meridian Energy Ltd.	4,400,541	14,324,287
		112,645,231
Norway — 0.6%
Aker BP ASA	1,066,757	22,900,611
DNB Bank ASA	3,031,829	75,789,976
Equinor ASA	2,828,345	64,021,355
Gjensidige Forsikring ASA	675,702	15,810,644
Kongsberg Gruppen ASA	297,313	47,899,707
Mowi ASA	1,542,833	28,290,099
Norsk Hydro ASA	4,698,914	24,924,988
Orkla ASA	2,372,925	26,463,937
Salmar ASA	230,343	11,382,425
Telenor ASA	2,239,899	33,643,244
Yara International ASA	549,574	17,835,623
		368,962,609
Portugal — 0.2%
EDP Renovaveis SA	1,056,647	9,895,239
EDP SA	10,623,965	41,876,087
Galp Energia SGPS SA	1,407,208	21,802,964
Jeronimo Martins SGPS SA	939,537	22,739,020
		96,313,310
Singapore — 1.7%
CapitaLand Ascendas REIT	12,678,000	25,833,427
CapitaLand Integrated Commercial Trust	19,773,722	32,541,618
CapitaLand Investment Ltd./Singapore	8,519,100	17,954,781
DBS Group Holdings Ltd.	6,745,560	219,157,739
Genting Singapore Ltd.(b)	20,625,900	11,696,264
Grab Holdings Ltd., Class A(a)	7,806,785	38,097,111
Keppel Ltd.	4,925,500	24,763,933
Oversea-Chinese Banking Corp. Ltd.	11,464,598	141,883,156
Sea Ltd., ADR(a)	1,240,053	166,229,105
Sembcorp Industries Ltd.	3,046,400	15,409,205
Singapore Airlines Ltd.(b)	4,975,400	25,533,325
Singapore Exchange Ltd.	2,654,800	29,205,062
Singapore Technologies Engineering Ltd.	5,290,600	30,041,299
Singapore Telecommunications Ltd.	25,162,585	72,800,246
United Overseas Bank Ltd.	4,280,700	113,690,410

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Singapore (continued)
Wilmar International Ltd.	6,378,400	$14,960,403
Yangzijiang Shipbuilding Holdings Ltd.	8,722,800	14,941,834
		994,738,918
Spain — 3.2%
Acciona SA	84,104	12,255,914
ACS Actividades de Construccion y Servicios SA	602,639	37,758,241
Aena SME SA(c)	254,318	63,888,728
Amadeus IT Group SA	1,525,188	120,052,122
Banco Bilbao Vizcaya Argentaria SA	19,511,796	267,780,644
Banco de Sabadell SA	18,427,720	53,768,095
Banco Santander SA	51,299,221	361,190,674
CaixaBank SA	13,365,676	102,437,296
Cellnex Telecom SA(c)	1,790,851	72,474,574
Endesa SA	1,075,451	32,298,564
Ferrovial SE	1,605,644	78,327,324
Grifols SA(a)	950,906	9,003,770
Iberdrola SA	19,726,072	355,579,292
Industria de Diseno Textil SA	3,693,037	198,592,998
Redeia Corp. SA	1,347,914	28,266,144
Repsol SA	3,931,340	48,055,390
Telefonica SA	13,415,031	68,916,268
		1,910,646,038
Sweden — 3.3%
AddTech AB, Class B	877,711	29,528,337
Alfa Laval AB	981,263	40,698,693
Assa Abloy AB, Class B	3,393,331	103,001,083
Atlas Copco AB, Class A	9,093,772	140,759,736
Atlas Copco AB, Class B	5,284,442	73,378,282
Beijer Ref AB, Class B	1,299,506	19,821,819
Boliden AB(a)	923,160	28,285,651
Epiroc AB, Class A	2,233,682	48,325,059
Epiroc AB, Class B	1,322,883	25,943,796
EQT AB	1,263,472	36,511,211
Essity AB, Class B	2,066,149	59,751,037
Evolution AB(c)	538,196	37,283,312
Fastighets AB Balder, Class B(a)	2,424,378	17,427,490
H & M Hennes & Mauritz AB, Class B	1,902,787	27,572,484
Hexagon AB, Class B	7,036,140	68,479,672
Holmen AB, Class B	257,680	10,188,410
Industrivarden AB, Class A	419,953	14,758,023
Industrivarden AB, Class C	534,681	18,776,229
Indutrade AB	922,783	24,964,638
Investment AB Latour, Class B	500,051	13,494,697
Investor AB, Class B	5,859,821	173,617,465
L E Lundbergforetagen AB, Class B	248,710	13,122,940
Lifco AB, Class B	786,788	30,460,295
Nibe Industrier AB, Class B	5,070,770	21,623,797
Nordea Bank Abp	10,672,477	147,802,579
Saab AB, Class B	1,084,430	50,495,941
Sagax AB, Class B	744,036	16,911,407
Sandvik AB	3,609,779	74,521,823
Securitas AB, Class B	1,660,092	26,307,061
Skandinaviska Enskilda Banken AB, Class A	5,372,448	85,248,234
Skanska AB, Class B	1,148,660	26,690,987
SKF AB, Class B	1,153,240	22,605,093
Svenska Cellulosa AB SCA, Class B	2,047,786	26,479,000
Svenska Handelsbanken AB, Class A	4,938,602	64,645,363
Swedbank AB, Class A	2,874,362	71,755,133
Swedish Orphan Biovitrum AB(a)	661,419	20,116,865
Tele2 AB, Class B	1,846,039	27,236,511
Telefonaktiebolaget LM Ericsson, Class B	9,404,562	79,443,905
Telia Co. AB	7,962,685	29,911,583
Trelleborg AB, Class B	721,302	24,871,696
Volvo AB, Class B	5,377,827	146,188,277
		2,019,005,614
Switzerland — 9.8%
ABB Ltd., Registered	5,354,442	282,772,069
Alcon AG	1,691,837	164,379,713
Security	Shares	Value
Switzerland (continued)
Avolta AG, Registered	324,015	$14,764,637
Baloise Holding AG, Registered	139,162	30,959,715
Banque Cantonale Vaudoise, Registered	101,886	12,539,886
Barry Callebaut AG, Registered	11,888	10,657,763
BKW AG	71,431	14,321,009
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	3,176	46,287,006
Chocoladefabriken Lindt & Spruengli AG, Registered	362	51,274,592
Cie Financiere Richemont SA, Class A, Registered	1,820,043	321,611,060
EMS-Chemie Holding AG, Registered	23,412	17,261,695
Galderma Group AG	322,774	37,488,782
Geberit AG, Registered	113,187	78,406,931
Givaudan SA, Registered	31,259	150,804,648
Helvetia Holding AG, Registered	125,465	27,677,268
Holcim AG	1,764,649	197,195,809
Julius Baer Group Ltd.	698,893	45,321,842
Kuehne + Nagel International AG, Registered	163,262	37,598,750
Logitech International SA, Registered	515,120	39,144,007
Lonza Group AG, Registered	244,535	175,700,646
Nestle SA, Registered	8,870,151	944,115,669
Novartis AG, Registered	6,672,732	761,073,177
Partners Group Holding AG	76,840	100,681,250
Roche Holding AG, Bearer	108,445	37,725,484
Roche Holding AG, NVS	2,378,567	777,758,950
Sandoz Group AG	1,416,351	61,433,759
Schindler Holding AG, Participation Certificates, NVS	137,811	50,403,668
Schindler Holding AG, Registered	79,715	28,262,470
SGS SA	514,347	50,231,732
SIG Group AG	1,034,150	19,948,703
Sika AG, Registered	516,170	128,994,780
Sonova Holding AG, Registered	171,614	52,756,536
Straumann Holding AG	377,168	45,990,659
Swatch Group AG (The), Bearer	98,013	17,009,390
Swiss Life Holding AG, Registered	97,005	96,855,598
Swiss Prime Site AG, Registered	261,187	36,828,939
Swiss Re AG	1,021,197	183,309,161
Swisscom AG, Registered	87,701	58,486,313
Temenos AG, Registered	188,626	13,511,350
UBS Group AG, Registered	11,135,210	338,013,371
VAT Group AG(c)	91,511	33,034,561
Zurich Insurance Group AG	494,638	350,832,166
		5,943,425,514
United Kingdom — 14.8%
3i Group PLC	3,295,432	186,821,401
Admiral Group PLC	878,711	38,217,307
Anglo American PLC	4,301,980	117,437,095
Antofagasta PLC	1,332,638	29,245,445
Ashtead Group PLC	1,476,831	79,058,326
Associated British Foods PLC	1,119,074	30,847,440
AstraZeneca PLC	5,249,408	752,065,893
Auto Trader Group PLC(c)	3,007,383	33,787,513
Aviva PLC	9,034,695	67,691,557
BAE Systems PLC	10,189,968	236,230,332
Barclays PLC	48,817,885	194,472,933
Barratt Redrow PLC	4,652,388	29,003,865
BP PLC	54,395,918	251,167,219
British American Tobacco PLC	6,728,593	293,086,380
BT Group PLC	21,842,927	50,696,465
Bunzl PLC	1,131,012	35,541,500
Centrica PLC	17,212,473	36,852,451
Coca-Cola HBC AG, Class DI	734,388	38,242,314
Compass Group PLC	5,746,687	193,748,530
Croda International PLC	446,976	17,643,800
DCC PLC	333,832	21,818,545
Diageo PLC	7,533,323	211,538,647
Entain PLC	2,114,075	18,073,040
Experian PLC	3,113,830	154,916,292

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Glencore PLC	35,109,923	$115,116,111
GSK PLC	14,033,443	277,619,325
Haleon PLC	30,650,362	154,228,643
Halma PLC	1,285,299	47,442,479
Hikma Pharmaceuticals PLC	562,382	14,902,874
HSBC Holdings PLC	60,509,806	674,525,764
Imperial Brands PLC	2,681,937	110,048,068
Informa PLC	4,497,316	43,933,964
InterContinental Hotels Group PLC	536,504	57,250,313
Intertek Group PLC	544,424	33,435,749
J Sainsbury PLC	5,887,552	20,925,025
JD Sports Fashion PLC	8,491,740	8,940,151
Kingfisher PLC	6,241,172	23,987,917
Land Securities Group PLC	2,395,899	18,985,800
Legal & General Group PLC	19,951,493	62,828,872
Lloyds Banking Group PLC	205,220,290	201,624,348
London Stock Exchange Group PLC	1,619,317	252,146,235
M&G PLC	7,707,078	21,386,259
Marks & Spencer Group PLC	6,932,847	36,026,845
Melrose Industries PLC	4,409,900	25,636,133
Mondi PLC, NVS	1,489,774	22,613,479
National Grid PLC	16,562,575	239,065,874
NatWest Group PLC, NVS	25,904,987	166,628,341
Next PLC	400,136	66,013,035
NMC Health PLC, NVS(a)(d)	473,933	6
Pearson PLC	2,026,405	32,485,771
Phoenix Group Holdings PLC	2,461,290	19,691,147
Prudential PLC	8,969,873	95,374,635
Reckitt Benckiser Group PLC	2,322,326	149,898,094
RELX PLC	6,295,942	343,601,927
Rentokil Initial PLC	8,515,883	39,013,747
Rio Tinto PLC	3,817,616	227,489,606
Rolls-Royce Holdings PLC	28,793,523	291,461,607
Sage Group PLC (The)	3,393,954	56,267,142
Schroders PLC	2,734,262	12,047,648
Segro PLC	4,351,141	39,580,831
Severn Trent PLC	911,406	33,901,806
Shell PLC	20,635,880	665,955,899
Smith & Nephew PLC	2,799,390	39,394,644
Smiths Group PLC	1,159,273	28,888,611
Spirax Group PLC	248,309	19,570,716
SSE PLC	3,735,928	84,230,500
Standard Chartered PLC	6,962,879	100,288,124
Tesco PLC	22,899,360	113,328,968
Unilever PLC	8,389,148	534,136,052
United Utilities Group PLC	2,301,388	34,599,895
Vodafone Group PLC	68,843,732	67,652,750
Whitbread PLC	598,983	20,803,295
Wise PLC, Class A(a)(b)	2,224,300	29,174,804
WPP PLC	3,639,067	28,212,066
		8,920,566,185
United States — 0.5%
Spotify Technology SA(a)(b)	521,491	320,185,041
Total Common Stocks — 98.7% (Cost: $45,171,399,648)		59,655,439,812
Security	Shares	Value
Preferred Stocks
Germany — 0.3%
Bayerische Motoren Werke AG, Preference Shares, NVS	190,470	$15,370,309
Dr Ing hc F Porsche AG, Preference Shares, NVS(b)(c)	380,697	19,138,261
Henkel AG & Co. KGaA, Preference Shares, NVS	573,878	44,571,014
Porsche Automobil Holding SE, Preference Shares, NVS	517,406	21,333,087
Sartorius AG, Preference Shares, NVS	88,761	23,041,870
Volkswagen AG, Preference Shares, NVS	697,010	75,841,903
		199,296,444
Total Preferred Stocks — 0.3% (Cost: $296,320,709)		199,296,444
Rights
Portugal — 0.0%
EDP Renovaveis SA, (Expires 05/19/25)(a)	1,016,880	103,678
Total Rights — 0.0% (Cost: $97,227)		103,678
Total Long-Term Investments — 99.0% (Cost: $45,467,817,584)		59,854,839,934
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(e)(f)(g)	140,000,279	140,056,280
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(e)(f)	45,190,000	45,190,000
Total Short-Term Securities — 0.3% (Cost: $185,243,900)		185,246,280
Total Investments — 99.3% (Cost: $45,653,061,484)		60,040,086,214
Other Assets Less Liabilities — 0.7%		396,154,686
Net Assets — 100.0%		$60,436,240,900

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI EAFE ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$145,671,245	$—	$(5,598,211)(a)	$51,679	$(68,433)	$140,056,280	140,000,279	$501,132 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	68,020,000	—	(22,830,000)(a)	—	—	45,190,000	45,190,000	2,126,134	—
				$51,679	$(68,433)	$185,246,280		$2,627,266	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	720	06/12/25	$134,391	$378,050
SPI 200 Index	331	06/19/25	43,157	1,215,588
STOXX Europe 600 Index	13,201	06/20/25	391,366	(2,140,725)
				$(547,087)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,055,012,203	$58,600,427,603	$6	$59,655,439,812
Preferred Stocks	—	199,296,444	—	199,296,444
Rights	103,678	—	—	103,678
Short-Term Securities
Money Market Funds	185,246,280	—	—	185,246,280
	$1,240,362,161	$58,799,724,047	$6	$60,040,086,214
Derivative Financial Instruments(a)
Assets
Equity Contracts	$1,215,588	$378,050	$—	$1,593,638

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI EAFE ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Liabilities
Equity Contracts	$(2,140,725)	$—	$—	$(2,140,725)
	$(925,137)	$378,050	$—	$(547,087)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust